Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and due from banks	$ 10,673	$ 16,840
Interest bearing deposits with banks	68,563	25,468
Securities available-for-sale	631,835	678,749
Net loans	554,351	638,362
Financial liabilities
Deposits	1,112,323	1,096,461
Securities Sold under Agreement to Repurchase	112,760	196,272
Federal Home Loan Bank advances		25,000
Borrowings on secured line of credit	18,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from banks	10,673
Interest bearing deposits with banks	68,563	25,468
Financial liabilities
Deposits	881,733	861,552
Securities Sold under Agreement to Repurchase	112,760	196,272
Borrowings on secured line of credit	18,000
Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Securities available-for-sale	631,835	678,749
Financial liabilities
Deposits	230,590	234,909
Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Net loans	554,351	638,362
Carrying Value [Member]
Financial assets
Cash and due from banks	10,673
Interest bearing deposits with banks	68,563	25,468
Securities available-for-sale	631,835	678,749
Net loans	567,334	647,521
Financial liabilities
Deposits	1,111,892	1,095,189
Securities Sold under Agreement to Repurchase	112,760	$ 196,272
Borrowings on secured line of credit	$ 18,000